Consolidated Statements of Financial Position - KRW (₩)	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	₩ 4,775,166,000,000	₩ 4,754,644,000,000
Trade accounts and notes receivable, net	9,978,939,000,000	8,110,239,000,000
Other receivables, net	2,104,610,000,000	1,494,239,000,000
Other short-term financial assets	13,447,717,000,000	11,709,209,000,000
Inventories	16,096,371,000,000	9,636,183,000,000
Current income tax assets	23,229,000,000	49,481,000,000
Assets held for sale	78,470,000,000	34,210,000,000
Other current assets	915,358,000,000	616,623,000,000
Total current assets	47,419,860,000,000	36,404,828,000,000
Long-term trade accounts and notes receivable, net	63,205,000,000	86,423,000,000
Other receivables, net	1,415,143,000,000	1,195,962,000,000
Other long-term financial assets	2,119,674,000,000	1,561,807,000,000
Investments in associates and joint ventures	4,514,647,000,000	3,876,249,000,000
Investment property, net	1,086,077,000,000	994,781,000,000
Property, plant and equipment, net	29,596,698,000,000	29,400,141,000,000
Intangible assets, net	4,166,309,000,000	4,449,432,000,000
Defined benefit assets, net	255,858,000,000	86,149,000,000
Deferred tax assets	1,462,812,000,000	1,357,844,000,000
Other non-current assets	198,607,000,000	270,060,000,000
Total non-current assets	44,879,030,000,000	43,278,848,000,000
Total assets	92,298,890,000,000	79,683,676,000,000
Liabilities
Trade accounts and notes payable	5,468,175,000,000	3,755,513,000,000
Short-term borrowings and current installments of long-term borrowings	8,830,067,000,000	8,677,529,000,000
Other payables	2,189,361,000,000	1,845,266,000,000
Other short-term financial liabilities	111,641,000,000	141,404,000,000
Current income tax liabilities	2,139,718,000,000	366,476,000,000
Liabilities directly associated with the assets held for sale	189,000,000	25,000,000
Provisions	399,984,000,000	443,273,000,000
Other current liabilities	2,132,236,000,000	1,981,977,000,000
Total current liabilities	21,271,371,000,000	17,211,463,000,000
Long-term trade accounts and notes payable	694,000,000	22,323,000,000
Long-term borrowings, excluding current installments	12,911,149,000,000	11,820,078,000,000
Other payables	679,009,000,000	558,924,000,000
Other long-term financial liabilities	23,996,000,000	133,588,000,000
Defined benefit liabilities, net	50,842,000,000	141,785,000,000
Deferred tax liabilities	1,271,775,000,000	1,320,726,000,000
Long-term provisions	589,092,000,000	522,969,000,000
Other non-current liabilities	786,996,000,000	348,297,000,000
Total non-current liabilities	16,313,553,000,000	14,868,690,000,000
Total liabilities	37,584,924,000,000	32,080,153,000,000
Equity
Share capital	482,403,125,000	482,403,125,000
Capital surplus	1,397,416,000,000	1,320,003,000,000
Hybrid bonds	199,384,000,000	199,384,000,000
Reserves	(666,985,000,000)	(1,380,918,000,000)
Treasury shares	(2,508,294,000,000)	(2,391,523,000,000)
Retained earnings	51,475,396,000,000	46,064,477,000,000
Equity attributable to owners of the controlling company	50,379,320,000,000	44,293,826,000,000
Non-controllinginterests	4,334,646,000,000	3,309,697,000,000
Total equity	54,713,966,000,000	47,603,523,000,000
Total liabilities and equity	₩ 92,298,890,000,000	₩ 79,683,676,000,000